ACCRUED EXPENSES AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2011
ACCRUED EXPENSES AND OTHER PAYABLES
10	ACCRUED EXPENSES AND OTHER PAYABLES

Accrued expenses and other payables consist of the following:

	December 31,
	2010	2011
	RMB	RMB
Accrued payroll and welfare	26,236	18,010
Other taxes payable	10,393	16,604
Contingent consideration liabilities, current (note 18)	6,792	955
Accrued professional fees	7,542	7,309
Deferred rebate income, current (note 2(l))	3,863	3,680
Other payables and accrued expenses	6,248	13,943

Total accrued expenses and other payables	61,074	60,501

Other payables and accrued expenses mainly represented amounts payable for miscellaneous expenses.